STOCK-BASED COMPENSATION (Details 1) - Restricted Stock Units (RSUs) [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs outstanding and unvested at beginning balance	482,250	0
RSUs granted	221,600	513,500
RSUs vested	(72,500)	0
RSUs forfeited	(90,475)	(31,250)
RSUs outstanding and unvested at ending balance	540,875	482,250